Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 15, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 15, 2024
Document Effective Date	Nov. 27, 2024
Prospectus Date	Dec. 02, 2024
Innovator Equity Defined Protection ETF - 1 Yr December | Innovator Equity Defined Protection ETF - 1 Yr December
Prospectus:
Trading Symbol	ZDEK